BORROWED FUNDS	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
BORROWED FUNDS

7. BORROWED FUNDS

Borrowed funds consisted of the following at June 30:

	2015		2014
		Weighted		Weighted
		Average		Average
	Amount Due	Rate	Amount Due	Rate
	(Dollars in thousands)
Short-term borrowings:
Securities sold under agreements to repurchase	$2,797	0.10%	$4,181	0.18%
FHLB of Boston (FHLB) advances	4,240	0.30	-	-
Total	7,037	0.22	4,181	0.18

Long-term FHLB of Boston advances
Year of maturity:
2015	-	-	1,000	3.35
2016	-	-	10,000	3.17
2017*	14,500	3.42	14,500	3.42
2018*	33,000	2.30	28,000	2.34
2020	5,000	2.32	-	-
Total	52,500	2.61	53,500	2.81
Total borrowed funds	$59,537	2.33%	$57,681	2.60%

*Includes $18,000,000 of advances callable by the FHLB of Boston in 2016.

Short term FHLB advances have an original maturity of less than one year. As of June 30, 2015 and 2014, loans with a principal balance of $38,163,000 and $47,106,000, respectively, were specifically pledged to secure available borrowings from the FHLB, as well as certain investment securities as disclosed in Note 3.

During the year ended June 30, 2015, the Company modified $10,000,000 in FHLB borrowings resulting in capitalized fees of $246,000. These fees were capitalized in the form of higher interest rates on the new borrowings and are adjusting the cost of funds on these borrowings monthly.

Additionally, the Bank has a line of credit with Federal Home Loan Bank of Boston in the amount of $2,354,000 and a liquidity line of credit with Bankers Bank Northeast in the amount of $4,000,000. No amounts were outstanding on these lines of credit at June 30, 2015 and 2014.

Securities sold under agreements to repurchase as of June 30, 2015 and 2014 have an original maturity of one day, and consist of securities sold by the Bank that have been accounted for as borrowings. These customer repurchase agreements are collateralized by U.S. government sponsored and guaranteed mortgage backed securities with fair value of $21,683,000 and $17,402,000 at June 30, 2015 and 2014, respectively. The securities collateralizing repurchase agreements are subject to fluctuations in fair value. We monitor the fair value of the collateral on a periodic basis, and would pledge additional collateral if necessary based on changes in fair value of collateral or the balances of the repurchase agreements.